Financial risk management	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Financial risk management
29.	Financial risk management
It comprises the management of the main risks, that due to the nature of their operations, IFS and its Subsidiaries are exposed to; and correspond to: credit risk, market risk, liquidity risk, insurance risk and real estate risk.

•	Credit risk: possibility of loss due to inability or failure to pay debtors, counterparts or third parties bound to comply with their contractual obligations.

•
Market risk: probability of loss in positions on and off the consolidated statement of financial position derived from variations in market conditions; generally includes the following types of risk: exchange rate, fair value by interest rate, price, among others.

•	Liquidity risk: possibility of loss due to noncompliance with the requirements of financing and fund application that arise from mismatches of cash flows.

•	Insurance risk: possibility that the actual cost of claims and payments will differ from the estimates.

•	Real estate risk: possibility of significant loss in rental income due to the insolvency of the lessee or, a decrease in the market value of real estate investments.
To manage the risks detailed above, every Subsidiary of the Group has a specialized structure and organization in their management, measurement systems, as well as mitigation and coverage processes, according to specific regulatory needs and requirements for the development of its business. The Group and its Subsidiaries, mainly Interbank, Interseguro, Inteligo Bank and Izipay, operate independently but in coordination with the general provisions issued by the Board of Directors and Management of IFS. The Board of Directors and Management of IFS are ultimately responsible for identifying and controlling risks. The Company has an Audit Committee comprised of three independent directors, pursuant to Rule 10A-3 of the Securities Exchange Act of the United States, and one of them is a financial expert according to the regulations of the New York Stock Exchange. The Audit Committee is appointed by the Board of Directors and its main purpose is to monitor and supervise the preparation processes of financial and accounting information, as well as the audits over the financial statements of IFS and its Subsidiaries.
Also, the Audit Committee is responsible for assisting the Board of Directors with monitoring and supervising, thus helping to ensure:

•	The quality and comprehensiveness of IFS’s financial statements, including its disclosures.

•	The existence of adequate procedures to assess, objectively and periodically, the effectiveness of the internal control system over the financial report.

•	The compliance of the legal and regulatory framework.

•	The qualification and independence of external auditors.

•	The performance of external auditors.

•	The implementation by Management of an adequate internal control system, particularly the internal control system over the financial report.
The Company has an Internal Audit Division which is responsible for monitoring the key processes and controls to ensure an adequate low risk control according to the standards defined in the Sarbanes Oxley Act.

Management is responsible for the preparation, presentation and comprehensiveness of the Group’s consolidated financial statements, the suitability of the principles and accounting policies it uses, the establishment and upkeeping of the internal control over the financial information, as well as the facilitation of communications among external auditors, IFS’s managers, Audit Committee and the Board of Directors.

(a)	Structure and organization of risk management -
The Group’s risk management structure and organization for each of its Subsidiaries is as follows:

(i)	Interbank -
Board of Directors
Interbank’s Board of Directors is responsible for establishing appropriate and integral risk management and promoting an internal environment that facilitates its development. The Board is continuously informed about the degree of exposure of the various risks managed by Interbank.
The Board has created several specialized committees to which it has delegated specific tasks to strengthen risk management and internal control.
Audit Committee
The Audit Committee’s main purpose is to monitor that the accounting financial reporting processes are appropriate, as well as to evaluate the activities performed by the auditors, both internal and external. The Committee is comprised of three members of the Board and the Chief Executive Officer, the Internal Auditor, the Vice-President of Corporate and Legal Affairs and other executives may also participate, when required. The Committee meets at least six times a year in ordinary sessions and informs the Board about the most relevant issues discussed.

Comprehensive Risk Management Committee
The Comprehensive Risk Management Committee (“GIR”, by its Spanish acronym) is responsible for approving the policies and organization for comprehensive risk management, as well as the amendments to said policies. This Committee defines the level of tolerance and the degree of exposure to risk that Interbank is willing to assume in its business and also decides on the necessary actions aimed at implementing the required corrective measures in case of deviations from the levels of tolerance to risk. The Committee is comprised of two Directors, the Chief Executive Officer and the Vice Presidents. The Committee reports monthly to the Board of Directors the main issues it has discussed and the resolutions taken in the previous meeting.
Assets and Liabilities Committee
The main purpose of the Assets and Liabilities Committee (“ALCO”) is to manage the financial structure of the statement of financial position of Interbank, based on profitability and risk targets. The ALCO is also responsible for the proposal of new products or operations that contain components of market risk. Likewise, it is the communication channel with the units that generate market risk. The ALCO meets monthly and it is comprised of the Chief Executive Officer, the Vice Presidents of Risks, Commercial, Finance, Operations, Distribution Channels, Capital Market and the Manager of Treasury / Position Desk.
Internal Audit Division -
Risk management processes of Interbank are monitored by the Internal Audit Division, which examines both the adequacy of the procedures and the compliance with them. The Internal Audit Division discusses the results of all assessments with Management and reports its findings and recommendations to the Audit Committee and Board of Directors.

(ii)	Interseguro -
Board of Directors
The Board of Directors is responsible for the overall approach to risk management and it is responsible for the approval of the policies and strategies currently used. The Board of Directors provides the principles for overall risk management, as well as the policies prepared for specific areas, such as foreign exchange risk, interest rate risk, credit risk and the use of derivative and non-derivative financial instruments.
Audit Committee
The main purpose of the Audit Committee is to monitor that the accounting and financial reporting processes are appropriate, as well as to assess the activities performed by External and Internal Auditors. The Audit Committee is comprised of three Board members who do not fulfil any executive position within Interseguro; at least one of them is an Independent Director who leads the Committee and cannot lead any other Committee within Interseguro. The Committee sessions can be attended by the Chief Executive Officer, the Audit Manager, the External Auditors and other executives when required. The Committee meets at least six times a year in ordinary sessions and informs the Board on the most relevant issues it has addressed.

Risk Committee
The Risk Committee is a corporate body created by the Board. It is responsible for defining the business risk limits of Interseguro through the approval of risk policies and the corrective measures needed to maintain adequate levels of risk tolerance. The Risk Committee is comprised of four Board members, the Risk Manager and the Chief Executive Officer.
Investment Committee
The Investment Committee is responsible for approving the limits for each security or real estate that may be included in Interseguro’s investment portfolio. This Committee is comprised of several Board Members, the Chief Executive Officer and the Vice-President of Investments.
Internal Audit Division
Risk management processes throughout Interseguro are monitored by the Internal Audit Division, which reviews and assesses the design, scope and functioning of the internal control system and verifies the compliance of legal requirements, policies, standards and procedures. The Internal Audit Division discusses the results of all assessments with Management and reports its findings and recommendations to the Audit Committee and Board of Directors.

(iii)	Inteligo Bank -
Inteligo Bank’s Board of Directors is responsible for the establishment and monitoring of the risk administration policies. To manage and monitor the various risks Inteligo Bank is exposed to, the Board of Directors has created the Credit and Investment Committee, the Assets and Liabilities Committee, the Credit Risk Committee and the Audit Committee.

(iv)	Izipay -
The Board of Izipay is responsible for the approval of risk management policies. Likewise, in order to monitor the risks to which Izipay is exposed, the Board has created the Risks and Compliance Committee and the Audit Committee.
The Group, through its different risk management bodies, has been monitoring and implementing in its Subsidiaries, diverse measures to address and counter the negative effects caused by the political and social context in the country and the pandemic, which began in March 2020.

(b)	Risk measurement and reporting systems -
The Group uses different models and rating tools. These tools measure and value the risk within a prospective vision, thus allowing better decision making regarding risk in the different stages or life cycle of client or product.

Notes to the consolidated financial statements (continued)

Said models and tools are permanently monitored and periodically validated to assure that the levels of prediction and performance are being maintained and to make corrective actions or adjustments, when needed.

(c)	Risk mitigation and risk coverage -
To mitigate its exposure to the various financial risks and provide adequate coverage, the Group has established a series of measures, among which the following stand out:

•	Policies, procedures, methodologies, models and parameters aimed to allow for the identification, measurement, control and reporting of diverse financial risks;

•	Review and assessment of diverse financial risks through specialized units of risk screening;

•	Timely monitoring and tracking of diverse financial risks and their maintenance within a defined tolerance level;

•	Compliance with regulatory limits and establishment of internal limits for exposure concentration; and

•	Procedures for managing guarantees.
Likewise, as part of its comprehensive risk management, in certain circumstances the Group uses derivative financial instruments to mitigate its risk exposure, which arises from variations in interest rates and foreign exchange rates.

(d)	Risk concentration -
Through its policies and procedures, the Group has established guidelines and mechanisms needed to prevent excessive risk concentration. In case any concentration risk is identified, the Group works with specialized units that enable it to control and manage said risks.

29.1	Credit risk

(a)
The Group opts for a credit risk policy that ensures sustained and profitable growth in all its products and the business segments it operates. In doing so, it applies assessment procedures for adequate decision-making, and uses tools and methodologies that allow the identification, measurement, mitigation and control of the different risks in the most efficient manner. Likewise, the Group regularly incorporates, develops and reviews management models that allow an adequate measurement, quantification and monitoring of the loans granted by each business unit and also encourages the continuous improvement of its policies, tools, methodologies and processes. Additionally, as a consequence of the political, economic and social context that arose during 2022 and 2021, see Note 1(b), and the high uncertainty of the intensity of the El Niño event in 2023, the behavior and performance of the expected credit losses of the retail and commercial clients has been affected, thus requiring a greater monitoring of results, which has also required certain subsequent adjustments to the expected loss model to be able to capture the effects of the current situation, which has generated a high level of uncertainty in the estimation of the loans expected loss.

In compliance with the policy of monitoring the Group’s credit risk, during 2023, 2002 and 2021 Interbank performed the recalibration process of its risk parameters for the calculation of the expected credit losses.

(b)
The Group is exposed to credit risk, which is the risk that a counterparty causes a financial loss by failing to comply with an obligation. Credit risk is the most important risk for the Group’s business; therefore, Management carefully manages its exposure to credit risk, which arises mainly in lending activities that lead to loans and investment activities that contribute with securities and other financial instruments to the Group’s asset portfolio. There is also credit risk in the financial instruments out of the consolidated statement of financial position, such as contingent credits (indirect loans), which expose the Group to risks similar to those of direct loans, being mitigated with the same control processes and policies. Likewise, credit risk arising from derivative financial instruments is, at any time, limited to those with positive fair values, as recorded in the consolidated statement of financial position.

As of the date of the consolidated statement of financial position and under IFRS 9, impairment allowances are established for expected credit losses. Significant changes in the economy or in the particular situation of an economic sector that represents a concentration in the Group’s portfolio could result in losses that are different from those provisioned for as of the date of the consolidated statement of financial position.
The Group structures the levels of credit risk it undertakes by placing limits on the amount of risk accepted in relation to one borrower or group of borrowers and geographical and industry segments. Said risks are monitored on a revolving basis and subject to continuous review.
The Group’s exposure to credit risk is managed through the regular assessment of debtors and their potential capability to pay the principal and interest of their obligations, and through the change in exposure limits, when appropriate.
The exposure to credit risk is also mitigated, in part, through the obtaining of personal and corporate collateral. Nevertheless, there is a significant part of the financial instruments where said collateral cannot be obtained. Following is a description of the procedures and policies related to collateral management and valuation of collaterals.
Policies and procedures for management and valuation of guarantees -
Collateral required for financial assets other than the loan portfolio are determined according to the nature of the instrument. However, debt instruments, treasury papers and other financial assets are in general not guaranteed, except for securities guaranteed with similar assets and instruments.
The Group has policies and guidelines established for the management of collateral received to back loans granted. The assets that guarantee loan operations bear a certain value prior to the loan approval and the procedures for their updating are described in the internal rules. To manage guarantees, the Group operates specialized divisions for the establishment, management and release of guarantees.
Collateral that back loan operations include different goods, property and financial instruments (including cash and securities). Their preferential status depends on the following conditions:

•	Easy convertibility into cash.

Notes to the consolidated financial statements (continued)

•	Proper legal documentation, duly registered with the corresponding public registry.

•	Do not have previous obligations that could reduce their value.

•	Their fair value must be updated.
Long-term loans and fundings granted to corporate entities are generally guaranteed. Consumer loans granted to small companies are not generally guaranteed.
Management monitors the fair value of collateral, and with the purpose of mitigating credit losses, requests additional collateral to the counterparty as soon as impairment evidence exists. The proceeds from the settlement of the collateral obtained are used to reduce or repay the outstanding claim.
In the case of derivative financial instruments, the Group maintains strict control limits on net open derivative positions (the difference between purchase and sale contracts), both in amount and term. The amount subject to credit risk is limited to the current fair value of instruments that are favorable to the Group (for example, an asset when its fair value is positive), which in relation to derivatives is only a small fraction of the contract, or notional amount used to express the volume of instruments outstanding. This credit risk exposure is managed as part of the overall lending limits with customers, together with potential exposures from market movements. Collateral or other securities are not usually obtained for credit risk exposures on these instruments.
Settlement risk arises in any situation where a payment in cash, securities or equity is made in the expectation of a corresponding receipt in cash. Daily settlement limits are established for each counterparty to cover the aggregate of all settlement risk arising from the Group’s market transactions on any single day.

(c)	Maximum exposure to credit risk -
As of December 31, 2023 and 2022, Management estimates that the maximum credit risk to which the Group is exposed is represented by the book value of the financial assets which show a potential credit risk and consist mostly of deposits in banks, inter-bank funds, investments, loans (direct and indirect), without considering the fair value of the collateral or guarantees, derivative financial instruments transactions, receivables from insurance transactions and other monetary assets. In this sense, As of December 31, 2023 and 2022, the main captions were formed as follows:

•	76.0 percent and 74.2 percent, respectively, of cash corresponds to amounts deposited in the Group’s vaults or in the BCRP;

•	85.3 percent and 89.8 percent, respectively, of the loan portfolio is classified into the two lower credit risk categories defined by the Group under IFRS 9 (high and standard grade);

•
89.8 percent and 92.6 percent, respectively, of loans is deemed non-past-due and non-impaired. It is worth mentioning that, because of the effects of the Covid-19 pandemic, the Group has rescheduled loans that met certain requirements. The balance of rescheduled loans related to Covid-19 as of December 31, 2023 and 2022 amounts approximately to S/3,513,905,000,000 and S/5,048,978,000, respectively. Additionally, as a consequence of “Reactiva Peru” program, the Group has rescheduled loans that meet certain requirements, therefore
;
the balance of credits rescheduled under this program as of December 31, 2023 and 2022, amounts approximately to S/730,508,000 and S/1,473,770,000, respectively. Likewise, during 2023, the Group made rescheduling to its retail clients that were affected by social conflicts, natural disasters and other resolutions for S/1,979,342,000.

•
90.2 percent and 88.0 percent, respectively, of investments at fair value through other comprehensive income and investments at amortized cost have at least an investment grade (BBB- or higher) or are debt instruments issued by the BCRP or the Peruvian Government; and

•	97.2 percent and 97.7 percent of accounts receivable from insurance premiums and leases of the investment properties are deemed non-past due and non-impaired.

•
In addition, as of December 31, 2023 and 2022, the Group holds loans (direct and indirect) and investments in fixed income instruments issued by entities related to the infrastructure sector that, in recent years, have been exposed to local and international events. As of December 31, 2023 the loans amount approximately to S/588,659,000 (S/200,177,000 in direct loans and S/388,482,000 in indirect loans) and investments in fixed income instruments amount approximately to S/1,011,043,000 (as of December 31, 2022 the loans amount approximately to S/712,662,000 (S/163,534,000 in direct loans and S/549,128,000 in indirect loans) and investments in fixed income instruments amount approximately to S/1,036,763,000).

(d)	Impairment assessment for loan portfolios -
The main objective of the impairment requirements is to recognize expected credit losses during the average life of financial instruments when there has been a significant increase in credit risk after the initial recognition — as evaluated on a collective or individual basis — considering all reasonable and sustainable information, including that which refers to the future. If the financial instrument does not show a significant increase in credit risk after the initial recognition, the provision for credit losses shall be calculated as 12-month expected credit losses (Stage 1), as defined in Note 3.4(i).

Under some circumstances, entities may not have reasonable and sustainable information available without disproportionate effort or cost to measure the expected credit losses during the lifetime of the asset on an individual instrument basis. In that case, expected credit losses during the asset’s lifetime shall be recognized on a collective basis considering information about the overall credit risk. The financial assets for which the Group calculates the expected loss under a collective assessment include:

•
All direct and indirect (contingent) loans related to stand-by letters, guarantees, bank guarantees and letters of credit; except loans under legal collection do not have a payment agreement and specifically, certain clients that belong to the infrastructure sector.

•	Debt instruments measured at amortized cost or at fair value through other comprehensive income.
The expected credit loss is estimated collectively for each loan portfolio with shared similar risk characteristics. Not only default indicators, but all information such as: macroeconomic projections, type of instrument, credit risk ratings, types of guarantees, date of initial recognition and remaining time to maturity, among other indicators.
For the collective impairment assessment, the financial assets are grouped based on the Group’s internal credit rating system, which considers credit risk characteristics, such as: type of asset, economic sector, geographical location and type of guarantee, among other relevant factors.
Expected losses are calculated under the identification and multiplication of the following risk parameters:

•
Probability of Default (PD): It is the likelihood of a default over a particular time horizon that the counterpart will be unable to meet its debt obligations in a certain term and with it is cataloged as default.

•	Loss Given Default (LGD): Measures the loss in percentage terms on total exposure at default (see Exposure at default).

•	Exposure at Default (EAD): Represents the total value that the Group can lose upon default of a counterpart.

(d.1)	Definition of default:
In accordance with IFRS 9, the Group determines that there is default on a financial asset when:

•	The borrower is unlikely to pay their credit obligations to the Group in full, without recourse by the Group to actions such as realizing guarantee (if applicable); or

•	The borrower is past due by more than 90 days on any material credit obligation to the Group.
In assessing whether a borrower is in default, the Group considers the following indicators:

•	Qualitative: contracts in judicial and prejudicial proceedings.

•	Quantitative: contracts in default for more than 90 days; and

•	Based on data prepared internally and obtained from external sources such as:

•	Significant changes in indicators of credit risk

•	Significant changes in external market indicators

•	Real or expected significant change in the external and/or internal credit rating

•	Existing or forecast adverse changes in the business, economic or financial conditions that are expected to cause a significant change in the borrower’s ability to meet its debt obligations.

•	Real or expected significant change in the operating results of the borrower

•	Existing or future adverse changes in the regulatory, economic, or technological environment of the borrower that results in a significant change in its ability to meet its debt obligations.
Likewise, losses recognized in the period are affected by several factors, such as:

•
Financial assets moving from Stage 1 to Stage 2 or Stage 3 because there has been a significant increase in their risk since initial recognition or they present impairment at the analysis date, respectively. As a result, lifetime expected losses are calculated.

•	Impact on the measurement of expected losses due to changes in PD, EAD and LGD resulting from the update of the inputs used.

•	Impact on the measurement of expected losses due to changes in the models and assumptions used.

•	Additional provisions for new financial instruments reported during the period.

•	Periodic reversals of the discount of expected losses due to the passage of time, as they are measured based on the present value.

•	Financial assets written off during the period.

•	Exchange difference arising from financial assets denominated in foreign currency.

(d.1.1)	Internal rating and PD:
The Group’s loans are segmented into homogeneous groups with shared similar credit risk characteristics as detailed below:

•	Personal Banking (credit cards, mortgages, payroll loans, consumer loans and vehicular loans)

•	Small Business Banking

•	Commercial Banking (Corporate, Institutional, Companies and Real estate)
In the case of Interbank, its Credit Risk Department determines its risk level according to the following classification, as of December 31, 2023 and 2022:

	2023
Banking	Segment	High grade PD less than or equal (*)	Standard grade PD range (*)	Grade lower than standard PD equal to or higher (*)
Personal Banking	Credit card	7.12%	7.13% - 16.98%	16.99%
	Mortgage	2.07%	2.08% - 6.80%	6.81%
	Payroll loans	2.80%	2.81% - 6.43%	6.44%
	Consumer	9.32%	9.33% - 20.78%	20.79%
	Vehicular	9.13%	9.14% - 22.90%	22.91%
Small Business Banking		15.26%	15.27% - 31.69%	31.70%
	Corporate	0.22%	0.22%	0.22%
Commercial Banking	Institutional	0.55%	0.55%	0.55%
	Companies	5.23%	5.24% - 9.67%	9.68%
	Real estate	3.71%	3.71%	3.71%

	2022
Banking	Segment	High grade PD less than or equal (*)	Standard grade PD range (*)	Grade lower than standard PD equal to or higher (*)
	Credit card	7.36%	7.37% - 17.52%	17.53%
	Mortgage	1.15%	1.16% - 3.76%	3.77%
	Payroll loans	3.94%	3.95% - 16.89%	16.90%
Personal Banking	Consumer	7.94%	7.95% - 18.15%	18.16%
	Vehicular	3.24%	3.25% - 9.09%	9.10%
Small Business Banking		15.05%	15.06% - 24.59%	24.60%
	Corporate	0.28%	0.28%	0.28%
Commercial Banking	Institutional	0.28%	0.28%	0.28%
	Companies	3.72%	3.73% - 6.84%	6.85%
	Real estate	1.66%	1.66%	1.66%

(*)	The probability of default is exclusively determined by the statistical model and, therefore, does not include the subsequent adjustments to the model, detailed in Note 29.1 (d.7)
The main objective of the scoring or rating is to generate statistical models that allow forecasting the applicant’s level of credit risk. The development of these models incorporates both qualitative and quantitative information, as well as client specific information that may affect their performance.
These rating models are monitored on a regular basis because over time, some factors may have a negative impact on the model’s discriminating power, and stability due to changes in the population or its characteristics.
Each rating has an associated PD, which is adjusted to incorporate prospective information. This is replicated for each macroeconomic scenario, as appropriate.
To calculate the PD, two differentiated methodologies have been developed, which are described below:

•	Transition matrixes
Its objective is to determine the probability of default over a 12-month horizon based on the maturity of the operation, by analyzing the conditional probability of transition from one credit rating state to another. This method is suitable for loans with high exposure and wide data availability. The intention is to calculate the PD based on the maturity of the operation.

•	Default ratio
Its objective is to determine the probability of default over a 12-month horizon based on the level of risk with which the operation begins, based on a counting analysis and the percentage of cases that report a default mark. This method is suitable for loans with poor data availability by type of maturity.

Given the nature of the portfolios and the availability of historical information, the method to estimate the PD for each portfolio is presented below:

Banking / Segments	Transition matrix	Default ratio
Personal banking:
Credit cards	X
Mortgage	X
Payroll loans	X
Consumer		X
Vehicular		X
Small business banking		X
Commercial banking
Corporate		X
Institutional		X
Companies	X
Real estate		X
Likewise, for commercial sector clients, Interbank has implemented a system that allows more personalized monitoring, based on warnings, changes in ratings and reputation problems, among others.
On the other hand, at each reporting date, for indirect loans (contingent), as happens for direct loans, the expected loss is calculated depending on the stage in which each operation is located; that is, if it is in Stage 1, the expected loss is calculated with a 12-month view. If it is in Stage 2 (if the operation shows a significant risk increase since the initial recognition) or Stage 3 (if the operation has a default), the expected loss is calculated for the remaining life of the asset.
The Group considers the changes in credit risk based on the probability that the borrower will fail to comply with the loan agreement.

As of December 31, 2023 and 2022, the Group holds stand-by letters and guarantees with entities related to the infrastructure sector that, in recent years, for circumstantial reasons; were exposed to national and international events, as well as loans under legal collection that do not have payment agreements. To determine the expected losses of these entities, the Group, in a complementary manner, has performed an individual assessment to determine if the operation is in Stage 1, Stage 2 or Stage 3.
The criteria established to assign the risk to each one of the operations that are evaluated under an individual evaluation use the following combination of factors: quantitative, qualitative and financial.
To estimate the PD for the lifetime of a financial asset, a transformation to a 12-month PD is made according to the year of remaining life. That is, the PD is determined for a lifetime by an exponentiation of the 12-month PD.
At Inteligo Bank, both for Personal Banking and Commercial Banking, the internal model developed (scorecard) assigns 5 levels of credit risk: low, medium low, medium, medium high, and high. This methodology evaluates the scoring, increase or decrease of risks, taking into consideration the loan structure and the type of client; therefore, there is one scorecard for Personal Banking and another for Commercial Banking.

(d.2)	Loss Given Default (LGD):
It is an estimated loss in case of default. It is the difference between contractual cash flows due and those expected to be received, including guarantees. Generally, it is expressed as an EAD percentage.
In the case of Interbank, the calculation of the LGD has been developed under two differentiated methods, which are described below:

•	Closed recoveries
Those in which a client entered and left default (due to debt settlement, application of penalty or refinancing) over a course of up to 100 months and 88 months, as of December 31, 2023 and 2022, respectively.

•	Open recoveries
Those in which a client entered and did not manage to exit default over a course of up to 100 months and 88 months, as of December 31, 2023 and 2022, respectively. This method identifies the adjustment factor that allows to simulate the effect of a closed recovery process. Thus, a recovery curve is built from the information of closed recovery processes and a recovery rate curve is estimated based on the number of months of each process.
This methodology is applied to the Mortgage and Commercial Banking loan portfolios.
In the case of Inteligo Bank, for those credits that are classified in Stage 1 or Stage 2 at the reporting date, the regulatory recoveries of the Central Bank of the Bahamas and the Superintendence of Banks of Panama are used, using stressed scenarios for each type of guarantee.

(d.3)	Exposure at default (EAD):
Exposure at default represents the gross carrying amount of financial instruments subject to impairment, which involves both the client’s ability to increase exposure as default approaches and possible early repayments. To calculate the EAD of a loan in Stage 1, potential default events are evaluated over a 12- month horizon. For financial assets in Stage 2 and Stage 3, exposure at default is determined over the life of the instrument.
A calculation methodology has been developed for those portfolios that present a defined schedule, differentiating those transactions that consider prepayment and those that do not consider prepayment; another methodology is based on building the credit risk factor for those portfolios that allow the client the ability to use a line of credit (revolving products) and, therefore, the percentage of additional use of the credit line that the client could use in the event of a default must be calculated.

(d.4)	Significant increase in credit risk:
The Group has established a framework that incorporates quantitative and qualitative information to determine whether the credit risk on a financial instrument has significantly increased since initial recognition, both for loans and investments. The framework is aligned with the Group’s internal credit risk management process.
In certain cases, using its expert credit judgment and, where possible, with relevant historical experience, the Group may determine that an exposure has experienced a significant increase in credit risk when certain qualitative indicators may not be captured by a timely quantitative analysis.
At each reporting date, expected losses are calculated depending on the stage of each loan, as each one is evaluated with a different life period.

•	Stage 1 -
12-month expected losses are calculated. For this, the following risk parameters are multiplied: the 12-month forward-looking PD for year 1 of the remaining life, the client’s LGD, and the EAD for year 1 of the remaining life for operations with payment schedule or the balance as of the reporting date for operations without payment schedule.

•	Stage 2 -
Lifetime expected losses are calculated for the entire remaining life of the asset. For operations with payment schedule, they are calculated in each year of remaining life by multiplying the following risk parameters: 12-month forward-looking PD, the client’s LGD, and the EAD of the corresponding year of remaining life, then the summation is done. For operations without a payment schedule, they are calculated by multiplying the lifetime forward-looking PD, the client’s LGD, and the balance as of the reporting date.

•	Stage 3 -
Expected losses are calculated by multiplying the PD (equal to 100 percent) by the client’s LGD and the balance as of the reporting date.

The Group classifies the operations with a significant increase in the risk of each portfolio such as marked refinanced operations, operations with arrears longer than 30 days (for all portfolios except Mortgages that consider arrears longer than 60 days), or operations marked “Leave” or “Reduce” in the surveillance system for the Commercial Banking portfolio.
Likewise, the evaluation of the significant risk increase is made by comparing the 12-month PD to the date of origin and the 12-month PD to the date of the report adjusted by the forward-looking factor, according to the quantitative criteria of absolute variation and relative variation. As of December 31, 2023, the Group has established a range of simple average absolute variation of 7.5 percent and a simple average relative variation of 417.2 percent (a range of simple average absolute variation of 7 percent and a simple average relative variation of 588 percent, as of December 31, 2022).
The Group periodically evaluates the following warning signs and criteria to assess whether the placement presents a significant increase in credit risk (Stage 2):

•	Rescheduled loans.

•	Infraction to the covenants.

•	Forced interventions by governments in the primary and secondary markets of obligors.

•	Involvement of the borrower in illicit, political and fraud business.

•	Impairment of guarantees (underlying assets).

•	Arrears or short and frequent failures to pay installments.

•	Significantly adverse macroeconomic, regulatory, social, technological and environmental changes.

•	Other assessments and/or warnings (financial statements, EBIT evaluation, financial indicators by industry, regulatory criteria, others).
On the other hand, the Group monitors the effectiveness of the criteria used to identify significant increases in credit risk through periodic reviews to confirm that:

•	Criteria are able to identify significant increases in credit risk before an exposure is in default;

•	The average time between the identification of a significant increase in credit risk and default is reasonable;

•	Exposures usually do not transfer directly from the measurement of 12-month expected losses to impaired loans; and

•	There is no unjustified volatility in the allocation of expected credit losses between the measurement of 12-month expected credit losses and lifetime expected credit losses.
Subsequently, the expected loss of each scenario (optimistic, base and pessimistic) is calculated as the sum of the expected loss of each Stage. Finally, the expected loss of the portfolio is calculated by assigning weights to each scenario based on their respective probability of occurrence.

An operation shall migrate from Stage 1 to Stage 2 due to significant risk increase, if comparing the current PD with the PD at the moment it was generated shows an increase (relative and absolute variation) in the PD that exceeds the established thresholds.
On the other hand, the methodology introduces the concept of cure for the Mortgage, Corporate and Business portfolios. According to this concept, a loan in Stage 3 that has been recovered through the payment of the debt, does not migrate directly to Stage 1, instead of continuing in Stage 2 during an observation window of 12 months, to secure a consistent behavior in the transaction’s risk, as well as to mitigate the migration volatility between risk stages.

(d.5)	Reactiva Peru
The National Government Guarantees Program “Reactiva Peru”, created by Legislative Decree No.1455, and amended by Legislative Decree No.1457, aimed to provide a quick and effective response to the liquidity needs faced by companies due to the impact of the Covid -19 pandemic.
During the year 2020, Interbank granted loans for S/6,617,142,000. As of December 31, 2023 and 2022, the Bank maintains loans from the “Reactiva Perú” program, for a balance of approximately S/848,886,000 and S/2,357,201,000, respectively; including accrued interest amounting to S/46,277,000 and S/57,254,000, respectively. The amounts covered by the Peruvian Government guarantee amounted to S/675,492,000 and S/2,040,379,000, respectively.
Also, during the years 2023 and 2022, the Peruvian government established measures for the rescheduling of these loans setting new grace periods in addition to the grace periods of the original loan. Also, certain requirements were established that the client had to comply with to access to the rescheduling.

(d.6)	Rescheduled loans:

(d.6.1)	Reschedules due to Covid-19
Because of the consequences of the Covid-19 pandemic explained in Note 1(c), the SBS authorized financial entities to grant credit facilities (rescheduling) to clients that meet certain requirements specified by the regulations issued by this regulatory entity. In that sense, Interbank granted repayment facilities to its customers that included: modification of repayment schedules, granting of grace periods, reduction of interest rates and fractioning and downsizing of installments, among others. The effects of these reschedulings have been recorded in the caption “Interest and similar income” of the consolidated income statement, see Note 19.
As of December 31, 2023 and 2022, the balance of said rescheduling amounted to S/3,513,950,000 and S/5,048,978,000, respectively.

(d.6.2)	Reschedules “Reactiva Peru”
During 2023 and 2022, the MEF and the SBS establish measures to reschedule the loans guaranteed under the “Reactiva Peru” program. See Note 29.1 (d.5).
During 2023 and 2022, Interbank performed rescheduling of loans under the “Reactiva Peru” program for an amount of S/25,928,000 and S/133,046,000, respectively. As of December 31, 2023 and 2022, the balance of rescheduled credits of the “Reactiva Peru” program amounts to approximately S/730,508,000 and S/1,473,770,000, respectively. As a result of these reschedulings, during 2023 expenses of approximately S/38,650,000
,
and during 2022 revenues of approximately S/18,180,000 were recorded. Both amounts are presented as a part of interest and similar income. See Note 19.
Interbank performed an assessment to define whether these rescheduled contracts represented, or not, a substantial modification under IFRS 9 - Financial Instruments. From that assessment, the new cash flows of the rescheduled loans did not generate substantial nor significant changes in the conditions initially contracted by the client; therefore, the adjustments in the conditions did not generate any substantial modification and, thus, neither a derecognition of the asset.

(d.6.3)	Rescheduling due to political and social conflicts
As a result of the social conflicts the country faced, explained in Note 1(b), during 2023, the SBS authorized the entities of the financial sector to modify the contractual conditions of retail loans (consumer, mortgage, micro and small businesses) in order to facilitate the debt payment of the financial sector’s clients, provided they comply with several conditions related to their risk classification, maximum past due days as of the date of the rescheduling and maximum term extensions, among others. The effects of these reschedulings have been recorded in the caption “Interest and similar income” of the consolidated statement of income; see Note 19.
During the year 2023, in application of the aforementioned measures and other Resolutions, Interbank has performed loan rescheduling for an amount of S/1,979,342,000.

(d.7)	Subsequent adjustments to the model
The risks and uncertainties originated by the Covid-19 during the year 2021 and the political and economic context of Peru in the years 2021 and 2022, and the probability of occurrence of the El Niño event in the year 2023, have not been adequately reflected by the existing statistical models which are parameterized to determine the expected loss of the Group, considering that those events are of extraordinary nature and have not had precedents that would have been used as a basis to model them in the calculation of the expected loss. For this reason, Interbank incorporated a series of expert judgments with the purpose of calculating the expected loss pursuant to the requirement established by IFRS 9.

Following are details of the subsequent adjustments to the expected loss model performed to include in the calculation the effects of the uncertainty and risks as of December 31, 2023, 2022 and 2021:

(i)	Subsequent adjustments to the model included in 2023:
An expert judgment was set out that seeks to stress the probability of default from clients due to the uncertainty of the intensity and occurrence probability of the El Niño event.

•	Stress of the probability of default (PD) for loans in Stage 1 and Stage 2
This judgment is related to the reviewing of the forward-looking factors used by the model, which are built from macroeconomic models and forecasts performed by an external provider; and it is based on a more stressed forward-looking scenario of the economy’s performance compared with the weighted factors of the expected loss model. The difference between both represents, for each portfolio, the additional provision requirement. In this sense, it is possible to stress the expected loss by applying more severe macroeconomic forecasts to the probability of default.
Following is the amount of the expected loss to direct and indirect loans as of December 31, 2023, as determined by the model, and the subsequent adjustments to the model explained in previous paragraphs:

	Expected loss (according to model)	Subsequent adjustments to the model	Expected loss (total)
	S/(000)	S/(000)	S/(000)
Commercial loans	278,145	18,107	296,252
Consumer loans	1,709,256	153,126	1,862,382
Mortgage loans	84,731	2,464	87,195
Small and micro-business loans	114,629	6,899	121,528

Total	2,186,761	180,596	2,367,357

(ii)	Subsequent adjustments to the model included in 2022:
Two expert judgments were set up that seek to stress the pro
b
ability of default from c
u
stomers due to the political and economic situation in Peru, as described in Note 1(b).

•	Stress of the probability of default (PD) for loans in Stage 1 and Stage 2
This judgment includes an additional stress scenario for Stages 1 and 2 based on the uncertainty of the political and economic context, and which the expected loss model could not include due to its extraordinary nature. In this sense, it can be incorporated a stress to the forward-looking factors used in the macroeconomic forecasts, thus increasing the provision for expected loss requirement in Stages 1 and 2, considering the historical behavior of the forward-looking factors during a concrete period and excluding any factor that could skew the results of this period by showing an atypical trend as a result of the presented environment.

•	Stress for clients in stage 3
The expert judgement applied to these clients considers the relative participation of the exposure of clients in Stage 3 as a function of the total portfolio exposure (Stage 3 exposure divided by the total exposure) during a concrete period and excluding any factors that may bias the results of this period, showing an atypical trend due to the presented environment.

Once this period of analysis is excluded, the series average is calculated, and a standard deviation is added with the purpose of determining the level of additional provisions for clients in Stage 3.
Following is the amount of the expected loss to direct and indirect loans as of December 31, 2022, as determined by the model, and the subsequent adjustments to the model explained in previous paragraphs:

	Expected loss (according to model)	Subsequent adjustments to the model	Expected loss (total)
	S/(000)	S/(000)	S/(000)
Commercial loans	261,187	21,231	282,418
Consumer loans	1,296,560	325,822	1,622,382
Mortgage loans (*)	61,618	—	61,618
Small and micro-business loans	90,685	6,247	96,932

Total	1,710,050	353,300	2,063,350

(*)	Considering the nature of these loans, it has not been necessary to determine a subsequent adjustment in the model.

(iii)	Subsequent adjustments to the model included in 2021
To reflect the impact of Peru’s current political and economic uncertainty, Interbank decided to apply its expert judgment to stress the expected loss by applying more severe macroeconomic forecasts to the probability of default for the entirety of its portfolio.
Additionally, given the uncertain context due to the outbreak of the Omicron variant, new expert criteria were applied for the new wave of infections, that could cause another cycle of loan reschedulings. This criterion has been applied only to the Credit Cards portfolio. On the other hand, an expert judgment in relation to the “Reactiva Peru” program was applied. As of December 31, 2021, the impact of the application of these judgments generated a higher expected loss provision of S/595,643,000.

(d.8)	Prospective information
Expected credit losses consider information about overall credit risk. Information about overall credit risk must incorporate not only information on delinquency, but also all relevant credit information, including forward-looking macroeconomic information.
To comply with the regulatory requirement, it has been determined that the methodology includes the aforementioned effects within the expected loss.

The estimation of expected credit losses will always reflect the possibility of a credit loss, even if the most likely result is not credit loss. Therefore, estimates of expected credit losses are required to reflect a weighted, unbiased amount that is determined by evaluating a range of possible outcomes.
To capture these effects, stress models have been used that have been carried out by an external provider and seek to stress the probability of default based on different macroeconomic variable projection scenarios.
The Group has defined three possible scenarios for each portfolio: base, optimistic and pessimistic.
Within the analysis carried out for the projection of probability of default, the projection period determined is 36 months (3 years). For projections after that period, the same information of that last year is considered, because it is deemed that projections beyond this period lose statistical significance, as evidenced by observing thresholds of confidence levels.
Macroeconomic variables used as of December 31, 2023:

	Scenario	2024	2025	2026
Domestic demand (annual % var.)	Optimistic	3.3%	2.9%	2.8%
	Base	3.0%	2.7%	2.4%
	Pessimistic	1.8%	2.8%	2.3%
Private formal employment (annual % var.)	Optimistic	3.0%	3.1%	2.6%
	Base	2.7%	2.9%	2.5%
	Pessimistic	1.8%	2.9%	3.1%
Real disposable income per capita (annual % var.)	Optimistic	2.3%	1.8%	2.9%
	Base	2.0%	1.6%	2.6%
	Pessimistic	0.7%	1.7%	2.3%
Real formal salary (annual % var.)	Optimistic	1.3%	1.7%	2.1%
	Base	1.1%	1.6%	1.9%
	Pessimistic	(2.6%)	0.6%	1.0%
Real informal salary (annual % var.)	Optimistic	3.3%	3.0%	3.1%
	Base	2.9%	2.9%	2.8%
	Pessimistic	(0.1%)	1.8%	2.2%

Macroeconomic variables used as of December 31, 2022:

	Scenario	2023	2024	2025
Gross domestic product (annual % var.)	Optimistic	2.6%	3.1%	3.2%
	Base	2.3%	2.5%	2.8%
	Pessimistic	1.3%	2.0%	2.4%
Unemployment rate (annual % var.)	Optimistic	(13.8%)	(3.9%)	(3.6%)
	Base	(10.1%)	(3.7%)	(3.5%)
	Pessimistic	(5.5%)	(3.5%)	(3.3%)
Domestic demand (annual % var.)	Optimistic	1.7%	2.5%	2.8%
	Base	1.1%	1.7%	2.3%
	Pessimistic	(0.1%)	1.0%	1.9%
Formal average salary (annual % var.)	Optimistic	(0.7%)	1.3%	1.4%
	Base	(1.4%)	1.0%	1.2%
	Pessimistic	(3.6%)	(0.7%)	0.5%
Informal average salary (annual % var.)	Optimistic	1.8%	3.4%	3.5%
	Base	1.0%	2.9%	3.0%
	Pessimistic	(1.1%)	1.3%	2.3%
For the determination of these macroeconomic variables, different external sources of recognized prestige have been considered. The impact of these macroeconomic variables on the expected loss differs for each portfolio depending on the sensitivity in each of them.
The following tables summarize the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

	%	Total
		S/(000)
December 31, 2023
Optimistic	7	159,536
Base	49	1,127,461
Pessimistic	44	1,080,360

Total		2,367,357

	%	Total
		S/(000)
December 31, 2022
Optimistic	10	198,113
Base	52	1,050,333
Pessimistic	38	814,904

Total		2,063,350

Guarantees:
The fair value of the loan guarantees as of December 31, 2023 and 2022, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2023	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	9,818,711	—	—	—	—	—	9,818,711	—
Commercial loans	21,155,476	665,532	1,242,105	11,585,327	3,202,231	16,695,195	4,460,281	278,466
Small and micro-business loans	933,824	—	—	—	—	—	933,824	121,377
Consumer loans	16,325,460	—	—	—	—	—	16,325,460	1,862,384
Mortgage loans	9,834,398	—	—	17,005,359	—	17,005,359	(7,170,961)	87,198

Direct loans	48,249,158	665,532	1,242,105	28,590,686	3,202,231	33,700,554	14,548,604	2,349,425
Debt instruments at amortized cost	3,474,004	—	—	—	—	—	3,474,004	62

Total financial assets at amortized cost	61,541,873	665,532	1,242,105	28,590,686	3,202,231	33,700,554	27,841,319	2,349,487
Debt instruments at fair value through other comprehensive income	21,246,569	—	—	—	—	—	21,246,569	61,046

Total debt instruments at fair value through other comprehensive income	21,246,569	—	—	—	—	—	21,246,569	61,046
Not subject to impairment
Derivative financial instruments - Trading	99,099	9,755	—	—	—	9,755	89,344	—
Derivative financial instruments - Hedges	59,002	—	—	—	—	—	59,002	—
Financial assets at fair value through profit or loss	1,556,540	—	—	—	—	—	1,556,540	—

Total financial instruments at fair value through profit or loss	1,714,641	9,755	—	—	—	9,755	1,704,886	—

	84,503,083	675,287	1,242,105	28,590,686	3,202,231	33,710,309	50,792,774	2,410,533

Financial guarantees (guarantees and stand-by letters)	4,302,772	37,039	111,984	1,838,666	775,774	2,763,463	1,539,309	17,667
Letters of credit for customers	440,708	4,984	27,936	—	10,000	42,920	397,788	265

Indirect loans	4,743,480	42,023	139,920	1,838,666	785,774	2,806,383	1,937,097	17,932

	89,246,563	717,310	1,382,025	30,429,352	3,988,005	36,516,692	52,729,871	2,428,465

	Fair value of the credit guarantee under the base scenario
As of December 31, 2022	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	13,193,411	—	—	—	—	—	13,193,411	—
Commercial loans	21,412,126	815,190	1,380,441	11,327,344	4,361,481	17,884,456	3,527,670	247,084
Small and micro-business loans	1,358,481	—	—	—	—	—	1,358,481	96,768
Consumer loans	14,967,799	—	—	—	—	—	14,967,799	1,622,381
Mortgage loans	9,286,944	—	—	16,578,513	—	16,578,513	(7,291,569)	61,622

Direct loans	47,025,350	815,190	1,380,441	27,905,857	4,361,481	34,462,969	12,562,381	2,027,855
Debt instruments at amortized cost	3,302,779	—	—	—	—	—	3,302,779	—

Total financial assets at amortized cost	63,521,540	815,190	1,380,441	27,905,857	4,361,481	34,462,969	29,058,571	2,027,855
Debt instruments at fair value through other comprehensive income	17,038,942	—	—	—	—	—	17,038,942	53,974

Total debt instruments at fair value through other comprehensive income	17,038,942	—	—	—	—	—	17,038,942	53,974
Not subject to impairment
Derivative financial instruments - Trading	203,082	235,133	—	—	—	235,133	(32,051)	—
Derivative financial instruments - Hedges	312,718	—	—	—	—	—	312,718	—
Financial assets at fair value through profit or loss	1,932,993	—	—	—	—	—	1,932,993	—

Total financial instruments at fair value through profit or loss	2,448,793	235,133	—	—	—	235,133	2,213,660	—

	83,009,275	1,050,323	1,380,441	27,905,857	4,361,481	34,698,102	48,311,173	2,081,829

Financial guarantees (guarantees and stand-by letters)	4,001,806	17,363	46,810	1,404,684	1,165,573	2,634,430	1,367,376	35,124
Letters of credit for customers	485,541	—	29,588	—	3,814	33,402	452,139	371

Indirect loans	4,487,347	17,363	76,398	1,404,684	1,169,387	2,667,832	1,819,515	35,495

	87,496,622	1,067,686	1,456,839	29,310,541	5,530,868	37,365,934	50,130,688	2,117,324

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2023	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	398,159	—	962	—	608,852	55,610	665,424	(267,265)	162,385
Small and micro-business loans	106,028	—	—	—	—	—	—	106,028	70,818
Consumer loans	733,096	—	—	—	—	—	—	733,096	682,417
Mortgage loans	273,405	—	—	—	679,945	—	679,945	(406,540)	54,651

Total	1,510,688	—	962	—	1,288,797	55,610	1,345,369	165,319	970,271

Indirect loans	15,800	—	275	—	7,451	—	7,726	8,074	7,369

	1,526,488	—	1,237	—	1,296,248	55,610	1,353,095	173,393	977,640

	Fair value of the credit guarantee under the base scenario
As of December 31, 2022	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	408,104	10	2,818	—	495,872	66,074	564,774	(156,670)	154,299
Small and micro-business loans	91,195	—	—	—	—	—	—	91,195	51,709
Consumer loans	452,301	—	—	—	—	—	—	452,301	430,902
Mortgage loans	238,527	—	—	—	624,486	—	624,486	(385,959)	45,101

Total	1,190,127	10	2,818	—	1,120,358	66,074	1,189,260	867	682,011

Indirect loans	26,076	—	—	—	—	—	—	26,076	8,936

	1,216,203	10	2,818	—	1,120,358	66,074	1,189,260	26,943	690,947

(*)	Includes the total fair value of the guarantees held by the Group as of December 31, 2023 and 2022, regardless of the balance of the loan it guarantees.

(e)	Credit risk management for investments

(e.1)	Scoring or internal rating and PD:
For this type of financial instruments, the Group analyzes public information available from international risk rating agencies such as: Fitch, Moody’s and Standard & Poor’s, and assigns a rating to each instrument.
For each rating agency, the ratings associated with higher to lower credit quality are shown:

Fitch	Moody’s	Standard & Poor’s
AAA	Aaa	AAA
AA+	Aa1	AA+
AA	Aa2	AA
AA-	Aa3	AA-
A+	A1	A+
A	A2	A
A-	A3	A-
BBB+	Baa1	BBB+
BBB	Baa2	BBB
BBB-	Baa3	BBB-
BB+	Ba1	BB+
BB	Ba2	BB
BB-	Ba3	BB-
B+	B1	B+
B	B2	B
B-	B3	B-
CCC	Caa1	CCC+

The Group determines its risk level according to the following classification as of December 31, 2023 and 2022:

	High grade	Standard grade	Grade lower than standard
2023	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal to or higher than:
Global	0.04% — 0.11%	0.12% — 2.11%	22.97%
Latin America	0.00%	0.09% — 2.91%	22.80%
Sovereigns	0.00%	0.00% — 1.87%	25.45%

	High grade	Standard grade	Grade lower than standard
2022	Rating: from AAA to A	Rating: from BBB to B	Rating: from CCC to C
	PD less than or equal to:	PD range	PD equal to or higher than:
Global	0.05% — 0.11%	0.12% — 2.09%	23.34%
Latin America	0.00%	0.09% — 3.02%	24.64%
Sovereigns	0.00%	0.00% — 1.55%	27.08%
Finally, each instrument is assigned a PD according to the transition matrices published by Fitch.

(e.2)	Loss given default (LGD):
For those issuers that are classified in Stage 1 or Stage 2 at the reporting date, the Group uses the recovery matrix published by Moody’s.
For those investments in Stage 3, an evaluation must be made to determine the severity of the expected loss according to the progress of the recovery process initiated.

(e.3)	Exposure at default (EAD):
EAD represents the gross book value of the financial instruments subject to impairment. To calculate the EAD of an investment in Stage 1, possible non-compliance events are evaluated within 12 months. For financial assets in Stage 2 and Stage 3, exposure at default is determined for events throughout the life of the instrument.

(e.4)	Significant increase in credit risk:
The Group has assumed that the credit risk of a financial instrument has not increased significantly since the initial recognition if it is determined that the investment has a low credit risk at the reporting date, which occurs when the issuer has a strong ability to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the long term may reduce, but not necessarily, the ability of the issuer to meet its cash flow obligations contractual cash.
In accordance with the assignment of ratings to each debt instrument, the Group determines whether there is a significant increase in credit risk by comparing the rating at the date of acquisition with the rating at the reporting date, and designates the Stage in which each debt instrument is classified according to the quantitative and qualitative criteria, defined as follows:

(i)	Quantitative criteria -
The Group holds an investment that does not present a significant increase in risk if there is a movement of its credit risk rating within the investment grade. In case there is a movement of its credit risk rating outside the investment grade, it is deemed that the instrument presents a significant increase in risk.

(ii)	Qualitative criteria -
The Group periodically evaluates the following warning signs and criteria to assess whether the financial instrument presents a significant risk increase (stage 2) at the reporting date:

•	Significant decrease (30 percent of its original value) and prolonged (12 months) of the market value of the investment.

•	Infringements of covenants without a waiver from the bondholders committee.

•	Forced interventions by governments in the primary and secondary markets of the issuers.

•	Linkage of the issuer in illicit, political and fraud activities.

•	Impairment of collaterals (underlying assets) in the case of securitized instruments.

•	Delays or short and frequent breaches in the payment of coupons.

•	Macroeconomic, regulatory, social, technological and environmental changes are significantly adverse.

•	Other evaluations and/or alerts made by each Subsidiary (financial statements, evaluation of EBIT, financial indicators by industry, regulatory criteria, others).

The table below presents the credit risk ratings issued by risk rating agencies of recognized prestige local and international financial investments:

	As of December 31, 2023		As of December 31, 2022
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
AAA	—	0.0	2,944	0.0
BBB- / BBB+	2,611,807	9.8	2,387,376	10.5
BB- / BB+	652,347	2.4	685,424	3.0
B- / B+	4,770	0.0	—	0.0

	3,268,924	12.2	3,075,744	13.5

Instruments issued in Peru and rated abroad:
BBB- / BBB+	13,174,718	49.3	11,710,437	51.4
BB- / BB+	490,215	1.8	545,868	2.4
B- / B+	214,083	0.8	—	0.0

	13,879,016	51.9	12,256,305	53.8

Instruments issued and rated abroad:
AAA	11,105	0.0	41,198	0.2
AA- / AA+	145,599	0.5	26,077	0.1
A- / A+	656,237	2.5	489,765	2.2
BBB- / BBB+	2,565,054	9.6	2,247,646	9.9
BB- / BB+	228,812	0.9	295,812	1.3
B- / B+	16,190	0.1	61,089	0.3
Less than B-	1,723	0.0	983	0.0

	3,624,720	13.6	3,162,570	13.9

Unrated
Negotiable certificates of deposit issued by the BCRP	3,448,984	12.9	43,868	0.2
Mutual funds and investment funds participations (*)	1,099,282	4.1	1,402,848	6.2
Securitized bonds	3,008	0.0	—	0.0
Others	81,910	0.3	1	0.0
Certificates of deposits with variable interest rates issued by the BCRP	—	0.0	1,434,836	6.3
Listed shares	660,839	2.5	790,408	3.5
Non-listed shares and participations	229,933	0.9	226,953	1.0

Total	26,296,616	98.4	22,393,533	98.3

Accrued interest	425,375	1.6	394,065	1.7

Total	26,721,991	100.0	22,787,598	100.0

(*)	Includes mutual and investment funds which do not have risk rating.

(f)	Concentration of financial instruments exposed to credit risk -
Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2023
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Consumer loans	—	—	—	16,354,337		16,354,337
Government of Peru	—	8,239,321	—	3,307,309		11,546,630
Mortgage loans	—	—	—	9,844,293		9,844,293
BCRP	—	3,448,984	—	5,926,921		9,375,905
Financial services	1,450,713	1,609,137	121,083	5,834,322	(*)	9,015,255
Manufacturing	79,551	807,805	119,938	4,513,506		5,520,800
Professional, scientific and technical activities	841	207,340	—	4,385,889		4,594,070
Commerce	1,144	224,148	—	3,791,306		4,016,598
Construction and infrastructure	2,915	2,566,009	31,917	559,070		3,159,911
Electricity, gas, water and oil	14,561	1,698,582	81,438	936,836		2,731,417
Mining	1,079	1,125,295	—	1,333,655		2,460,029
Communications, storage and transportation	126,455	496,130	78,384	1,249,526		1,950,495
Agriculture	989	26,339	2,806	1,894,430		1,924,564
Commercial and micro-business loans	—	—	—	804,212		804,212
Leaseholds and real estate activities	15,751	184,898	5,707	590,501		796,857
Fishing	—	—	3,605	600,848		604,453
Community services	871	4,710	—	594,254		599,835
Medicine and biotechnology	—	31,367	—	450,704		482,071
Education, health and other services	2	99,097	—	240,736		339,835
Public administration and defense	16,075	41,187	—	42,714		99,976
Foreign governments	—	89,007	—	—		89,007
Insurance	3,694	8,501	—	2,034		14,229
Others	—	4,327	—	31,727		36,054

Total	1,714,641	20,912,184	444,878	63,289,130		86,360,833

Impairment allowance for loans						(2,349,425)
Accrued interest						1,046,024

Total						85,057,432

(*)	Includes mainly cash and due from banks deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2022
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Consumer loans	—	—	—	15,005,146		15,005,146
Financial services	2,080,295	1,694,266	170,250	7,346,592	(*)	11,291,403
Government of Peru	—	7,062,066	—	3,231,139		10,293,205
Mortgage loans	22,314	—	—	9,293,900		9,316,214
BCRP	—	1,478,704	—	7,362,737		8,841,441
Manufacturing	74,791	559,581	111,069	4,873,701		5,619,142
Commerce	6,471	170,540	—	4,412,994		4,590,005
Professional, scientific and technical activities	3,482	196,348	—	3,930,939		4,130,769
Construction and infrastructure	5,915	2,544,815	36,759	557,474		3,144,963
Electricity, gas, water and oil	33,518	1,324,234	95,572	924,270		2,377,594
Mining	3,917	899,083	—	1,228,508		2,131,508
Agriculture	3,085	24,768	3,054	1,892,566		1,923,473
Communications, storage and transportation	140,499	294,171	86,224	1,375,071		1,895,965
Commercial and micro-business loans	—	—	—	1,065,159		1,065,159
Leaseholds and real estate activities	27,243	156,539	5,246	606,883		795,911
Community services	9,027	—	—	582,263		591,290
Fishing	—	—	4,710	448,166		452,876
Education, health and other services	4,367	91,518	—	293,872		389,757
Public administration and defense	23,472	106,068	—	81,371		210,911
Medicine and biotechnology	—	—	—	190,302		190,302
Foreign governments	—	113,816	—	—		113,816
Insurance	6,615	—	—	1,427		8,042
Others	3,782	—	—	41,168		44,950

Total	2,448,793	16,716,517	512,884	64,745,648		84,423,842

Impairment allowance for loans						(2,027,855)
Accrued interest						899,568

Total						83,295,555

(*)	Includes mainly cash and due from banks deposited in the vaults of Interbank and in foreign banks; see Note 4.

The table below presents the financial instruments with exposure to credit risk, by geographic area:

	As of December 31, 2023
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Investments at amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	118,277	17,289,485	245,411	60,879,122		78,532,295
United States of America	1,311,432	853,799	78,384	516,788		2,760,403
Mexico	15,559	1,054,480	—	17,031		1,087,070
Panama	—	147,198	190	632,672	(*)	780,060
Chile	1	710,106	10,011	46,243		766,361
United Kingdom	64,727	266,974	109,045	32,562		473,308
Canada	12,898	12,095	—	369,993		394,986
Colombia	96	309,994	—	80,764		390,854
Cayman Islands	121,815	4,132	—	101,554		227,501
Brazil	—	150,120	—	41,231		191,351
Ecuador	—	—	—	190,181		190,181
Germany	24,487	582	—	58,025		83,094
Luxembourg	—	14,395	—	60,909		75,304
Ireland	—	—	—	2,896		2,896
Belgium	—	—	152	1		153
Others	45,349	98,824	1,685	259,158		405,016

Total	1,714,641	20,912,184	444,878	63,289,130		86,360,833

Impairment allowance for loans						(2,349,425)
Accrued interest						1,046,024

Total						85,057,432

(*)	Corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2022
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	152,424	13,579,422	270,166	61,849,369		75,851,381
United States of America	1,734,175	360,279	86,224	1,479,634		3,660,312
Mexico	11,410	1,049,305	—	13,178		1,073,893
Chile	1	668,122	—	28,100		696,223
United Kingdom	192,112	306,888	154,476	27,577		681,053
Panama	—	206,216	—	333,084	(*)	539,300
Canada	5,560	—	—	499,111		504,671
Colombia	95	322,840	—	55,230		378,165
Germany	24,947	—	—	175,061		200,008
Brazil	—	153,977	—	21,258		175,235
Cayman Islands	141,149	—	—	—		141,149
Luxembourg	68,553	12,510	—	47,500		128,563
Ecuador	—	—	—	4,990		4,990
Ireland	—	—	—	455		455
Belgium	—	—	157	3		160
Others	118,367	56,958	1,861	211,098		388,284

Total	2,448,793	16,716,517	512,884	64,745,648		84,423,842

Impairment allowance for loans						(2,027,855)
Accrued interest						899,568

Total						83,295,555

(*)	Corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

(g)	Offsetting of financial assets and liabilities
The information contained in the tables below includes financial assets and liabilities that:

•	are offset in the statement of financial position of the Group; or

•
are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, regardless of whether they are offset in the consolidated statement of financial position or not.

Similar arrangements of the Group include derivatives clearing agreements. Financial instruments such as loans and deposits are not disclosed in the following tables since they are not offset in the consolidated statement of financial position.
The offsetting framework agreement issued by the International Swaps and Derivatives Association Inc. (“ISDA”) and similar master netting arrangements do not meet the criteria for offsetting in the statement of financial position, because such agreements were created in order for both parties to have an enforceable offsetting right in cases of default, insolvency or bankruptcy of the Group or the counterparties or following other predetermined events. In addition, the Group and its counterparties do not intend to settle such instruments on a net basis or to realize the assets and settle the liabilities simultaneously.
The Group receives and delivers guarantees in the form of cash with respect to transactions with derivatives; see Note 4.

(g.1)	Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2023 and 2022, are presented below:

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	Net amounts of financial assets presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees received
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2023
Derivatives, Note 10(b)	158,101	—	158,101	(65,099)	(9,755)	83,247

Total	158,101	—	158,101	(65,099)	(9,755)	83,247

2022
Derivatives, Note 10(b)	515,800	—	515,800	(169,050)	(235,133)	111,617

Total	515,800	—	515,800	(169,050)	(235,133)	111,617

(g.2)	Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2023 and 2022, are presented below:

	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash guarantees)	Cash guarantees pledged, Note 4(d)
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2023
Derivatives, Note 10(b)	145,395	—	145,395	(65,099)	(24,725)	55,571

Total	145,395	—	145,395	(65,099)	(24,725)	55,571

2022
Derivatives, Note 10(b)	297,038	—	297,038	(169,050)	(34,784)	93,204

Total	297,038	—	297,038	(169,050)	(34,784)	93,204

29.2	Market risk management
Market risk is the possibility of loss due to variations in the financial market conditions. The main variations to which the Group is exposed to are exchange rates, interest rates and prices. Said variations can affect the value of the Group’s financial assets and liabilities.
During 2023, interest rates remained lower, in line with the reductions defined by the Central Reserve Bank on the reference rate. These reductions are explained by the favorable evolution of inflation, which is approaching the target range. Regarding sovereign bonds, volatility continued with a downward trend accompanied by an improvement in prices.
On the other side, the Banking Book was also affected by the decreases in interest rates in the second half of the year, affecting both assets and liabilities, particularly in products that appreciate quickly such as time deposits.
During 2022, the volatility of interest rates in Soles remained high, but with downward tendency. Also, during the year 2022, interest rates in Soles increased significantly as result of the rise of both the benchmark rate of the BCRP and inflation. This affected the bond prices of the Trading Book, reaching minimum valuations during the third quarter and then recovering by the end of the year.
On the other side, the Banking Book was also affected by the changes in interest rates, especially by the increase of shorter-term rates, which boosted the growth of financial income to a larger extent than expenses, thus resulting in higher margins.
The Group separates its exposure to market risk into two blocks: (i) one that arises from the fluctuation of the value of the trading investment portfolios, due to movements of market rates or prices (“Trading Book”) and; (ii) one that arises from the changes in the structural positions (“Banking Book”) due to movements in interest rates, prices and exchange rates.

(a)	Trading Book -
To control and monitor the risks arising from the volatility of risk factors involved within each instrument, maximum exposure limits by currency, by type of investment and Value-at-Risk (“VaR”), which are controlled on a daily basis, have been established.
The main measurement technique used to measure and control market risk is VaR, which is a statistical measurement that quantifies the maximum loss expected for a period of time and a determined significance level under normal market conditions. The Group uses the VaR model for a period of one day, and a 99-percent confidence level. VaR is calculated by risk factor: interest rate; price or exchange rate and by type of investment: derivatives, fixed income and variable income.
VaR models are designed to measure the market risk within a normal market environment. Since VaR is based mainly on historical data to provide information and does not clearly predict future changes and modifications in risk factors, the probability of big market movements may be underestimated. VaR can also be underestimated or overestimated due to the hypotheses made on the risk factors and the relation among these factors with the specific instruments. To determine the reliability of VaR models, the actual results are regularly monitored to prove the validity of the assumptions and parameters used in the calculation of VaR.

The Group includes within the VaR calculation the potential loss that may arise from the exposure to exchange rate risk. This risk is included in the VaR calculation because the exchange position is the result of the spot position plus the position in derivative products. Likewise, the total VaR includes the diversification effect that arises as a result of the interaction of the various market risk factors to which the Group is exposed.
The validity of the VaR calculation is proven through back-testing, which uses historical data to ensure that the model adequately estimates the potential losses. Additionally, the sensitivity of risk factors is calculated, which shows the potential portfolio losses in the event of certain fluctuations in factors. Said fluctuations include: interest rate shocks, exchange rate shocks and price shocks.
The VaR results of the Group’s portfolio by type of asset are presented below:

	2023	2022
	S/(000)	S/(000)
Equity investments	26,584	41,083
Debt investments	709	5,088
Derivatives and/or exchange position	1,548	2,925
Diversification effect	(237)	(4,390)

Consolidated VaR by type of asset (*)	28,604	44,706

The Group’s VaR results by type of risk are the following:

	2023	2022
	S/(000)	S/(000)
Exchange rate risk	4,813	4,859
Interest rate risk	1,417	4,827
Price risk	25,733	39,359
Diversification effect	(3,359)	(4,339)

Consolidated VaR by type of risk (*)	28,604	44,706

(*)	The total VaR is lower than the sum of its components due to the benefits of risk diversification.

(b)	Banking Book -
The portfolios which are not for trading are exposed to different financial risks, since they are sensitive to movements of the market rates, which can result in a negative effect on the value of the assets compared to its liabilities, and therefore, on its net value.

(i)	Interest rate risk
Interest rates fluctuate permanently on the market. These fluctuations affect the Group in two ways: first, through the change in the valuation of assets and liabilities; and secondly, affecting the cash flows at repricing. The variation in the valuation of assets and liabilities is increasingly sensitive as the term at which the asset or liability is repriced is extended. This process consists in the assessment of repricing periods. On the other hand, cash flows are affected when the instruments reach maturity, when they are invested or placed at new interest rates effective in the market.
Repricing gap
An analysis of the repricing gaps is performed to determine the impact of the interest rates movements. Said analysis consists of assigning the balances of the operations that will change the interest rate into different time gaps. Based on this analysis, the impact of the variation in the valuation of assets and liabilities on each gap is calculated.

(i.1)
The following table summarizes the Group’s exposure to interest rate risk. The Group’s financial instruments are presented at book value (including interest accrued), classified by the repricing period of the contract’s interest rate or maturity date, whichever occurs first:

	As of December 31, 2023
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	6,438,844	77,841	216,012	26,788	—	3,059,226	9,818,711
Inter-bank funds	524,915	—	—	—	—	—	524,915
Investments at fair value through other comprehensive income (debt and equity)	501,199	1,540,643	2,293,382	4,041,060	12,870,285	444,878	21,691,447
Investments at amortized cost	23,583	86,652	634,133	636,561	2,093,075	—	3,474,004
Loans, net (*)	4,247,703	5,611,232	11,248,432	19,392,632	6,584,178	(563,795)	46,520,382
Other assets (**)	1,034,215	195,323	262,343	219,298	5,590	4,222,912	5,939,681

Total assets	12,770,459	7,511,691	14,654,302	24,316,339	21,553,128	7,163,221	87,969,140

Financial liabilities
Deposits and obligations	30,185,794	3,894,718	6,601,910	498,592	46,902	7,960,318	49,188,234
Inter-bank funds	119,712	—	—	—	—	—	119,712
Due to banks and correspondents	1,459,377	1,758,037	2,776,380	1,683,940	1,348,196	—	9,025,930
Bonds, notes and other obligations	200,594	1,138,301	18,233	3,960,246	234,255	—	5,551,629
Insurance and reinsurance contract liabilities	52,793	104,011	470,253	2,549,908	8,784,208	246,363	12,207,536
Other liabilities (***)	867,346	142,339	205,445	514,669	520,057	1,172,997	3,422,853
Equity	—	—	—	—	—	10,008,101	10,008,101

Total liabilities and equity	32,885,616	7,037,406	10,072,221	9,207,355	10,933,618	19,387,779	89,523,995

Off- balance sheet accounts
Derivatives held as assets	185,450	111,270	1,576,325	705,470	—	—	2,578,515
Derivatives held as liabilities	185,450	111,270	1,576,325	705,470	—	—	2,578,515

	—	—	—	—	—	—	—

Marginal gap	(20,115,157)	474,285	4,582,081	15,108,984	10,619,510	(12,224,558)	(1,554,855)

Cumulative gap	(20,115,157)	(19,640,872)	(15,058,791)	50,193	10,669,703	(1,554,855)	—

(*)	The balance presented in column “non-interest bearing” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.
(**)
Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), reinsurance contract assets, and deferred income tax assets, net.

(***)
Includes banks acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading) and deferred income tax liability, net.

Investments at fair value through profit or loss and derivatives held for trading are not considered because these instruments are part of the trading book, and the methodology used for the measurement of their market risk is VaR.

	As of December 31, 2022
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	8,824,601	23,810	303,812	6,815	22,080	4,012,293	13,193,411
Inter-bank funds	296,119	—	—	—	—	—	296,119
Investments at fair value through other comprehensive income (debt and equity)	640,301	1,129,911	275,048	4,159,999	10,833,683	512,884	17,551,826
Investments at amortized cost	—	71,640	494,872	1,084,113	1,652,154	—	3,302,779
Loans, net (*)	4,596,996	5,750,591	10,366,009	18,886,533	6,443,838	(540,969)	45,502,998
Other assets (**)	1,054,431	99,411	69,853	73,355	33,726	4,168,105	5,498,881

Total assets	15,412,448	7,075,363	11,509,594	24,210,815	18,985,481	8,152,313	85,346,014

Financial liabilities
Deposits and obligations	30,713,163	1,688,546	6,098,329	1,022,471	323,521	8,684,678	48,530,708
Inter-bank funds	30,012	—	—	—	—	—	30,012
Due to banks and correspondents	606,091	1,239,640	1,072,666	3,023,988	1,158,261	—	7,100,646
Bonds, notes and other obligations	2,532,625	3,614	233,891	4,895,031	241,142	—	7,906,303
Insurance and reinsurance contract liabilities	53,926	107,091	480,885	2,555,889	7,803,150	230,380	11,231,321
Other liabilities (***)	468,255	138,932	165,118	418,962	495,123	1,286,600	2,972,990
Equity	—	—	—	—	—	9,426,227	9,426,227

Total liabilities and equity	34,404,072	3,177,823	8,050,889	11,916,341	10,021,197	19,627,885	87,198,207

Off- balance sheet accounts
Derivatives held as assets	1,681,974	—	—	897,190	—	—	2,579,164
Derivatives held as liabilities	1,681,974	—	—	897,190	—	—	2,579,164

	—	—	—	—	—	—	—

Marginal gap	(18,991,624)	3,897,540	3,458,705	12,294,474	8,964,284	(11,475,572)	(1,852,193)

Cumulative gap	(18,991,624)	(15,094,084)	(11,635,379)	659,095	9,623,379	(1,852,193)	—

(*)	The balance presented in column “non-interest bearing” corresponds mainly to accrued income from loans, past-due loans, loans under judicial collection and the provision for loan losses.
(**)
Includes investment property, property, furniture and equipment, net, banker’s acceptances, intangibles and goodwill, net, other accounts receivable and other assets, net (except accounts receivable from derivative financial instruments held for trading), reinsurance contract assets, and deferred income tax assets, net.

(***)	Includes banks acceptances and other accounts payable, provisions and other liabilities (except accounts payable for derivative financial instruments held for trading).
Investments at fair value through profit or loss and derivatives held for trading are not considered because these instruments are part of the trading book, and the methodology used for the measurement of their market risk is VaR.

(i.2)	Sensitivity to changes in interest rates -
The exposure to the interest rate, in the case of Interbank, is supervised by the GIR Committee and the ALCO Committee.
The
GIR Committee approves the various limits applicable to the financial instruments’ management. The ALCO Committee analyzes and monitors the results of the asset and liability management strategies and decisions implemented. Likewise, it defines the strategies and analyzes the sources of financing, as well as the coverage of the balance executed by the Bank. In particular, the latter could be considered to cover the exposure due to the variation in cash flows attributed to changes in variable market rates, to fix the cost of funds considering the global context of future movement of rates in the currencies under evaluation, to transform the cost of funds from foreign currency to the functional currency, among other casuistry as reviewed and approved by the Committee, considering the risk limits.
In this regard, the effect of movements in interest rates is analyzed based on the Regulatory Model and considers: (i) the financial margin for the next 12 months or Earning at Risk (EaR) and (ii) the Equity Value at Risk (EVaR), as detailed below:

•	Earning at Risk indicator, calculated as a percentage of the Regulatory Capital, the legal limit of 5 percent and an early warning of 4 percent are set.

•	Value at Risk indicator, calculated as a percentage of the effective equity, establishes the internal limit of 15 percent and an early warning of 13 percent.
Thus, interest rate risk is managed and supervised by monitoring the aforementioned indicators, which allows Management to assess the potential effect of interest rates movements on the Group’s financial margin and thus manage the terms and the fixed and/or variable yields generated by the financial instruments held by the Group, including strategies on the derivative financial instruments designated as hedge accounting.
For its part, the GIR Committee oversees the approval levels of structural interest-rate risk capacity and appetite, which are detailed in the Bank’s Risk Appetite Framework.
In the case of Interseguro and Inteligo Bank, their Boards establish limits, which are controlled by their respective Investment Risk Unit. Izipay’s Management considers that the risk is not significant because its interest rates do not differ significantly from the market.

The table below presents the sensitivity to a possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling interest.

	As of December 31, 2023
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	105	+/-	103,189
US Dollar	+/-50	+/-	210	+/-	206,551
US Dollar	+/-75	+/-	315	+/-	310,258
US Dollar	+/-100	+/-	421	+/-	414,485
Sol	+/-50	-/+	44,656	-/+	444,244
Sol	+/-75	-/+	66,984	-/+	677,590
Sol	+/-100	-/+	89,313	-/+	904,721
Sol	+/-150	-/+	133,969	-/+	1,362,566

	As of December 31, 2022
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	9,381	+/-	108,457
US Dollar	+/-50	+/-	18,762	+/-	217,095
US Dollar	+/-75	+/-	28,143	+/-	326,095
US Dollar	+/-100	+/-	37,524	+/-	435,640
Sol	+/-50	-/+	40,539	-/+	388,047
Sol	+/-75	-/+	60,809	-/+	582,844
Sol	+/-100	-/+	81,079	-/+	778,196
Sol	+/-150	-/+	121,618	-/+	1,171,915
The interest rate sensitivities shown in the tables above are only illustrative and are based on simplified scenarios. The figures represent the effect of the pro forma movements in the net interest income based on the projected scenarios yield curve and the Group’s current interest rate risk profile. However, this effect, does not include actions that would be taken by Management to mitigate the impact of this interest rate risk. In addition, the Group seeks proactively to change the interest rate risk profile to minimize losses and optimize net revenues. The above projections also assume that interest rate of all maturities move by the same amount, and therefore, do not reflect the potential impact on net interest income of some rates changing while others remain unchanged. The projections also include assumptions to facilitate calculations, such as the assumption that all positions are held to maturity.
As described in Note 3.4(ah), in previous years, regulators eliminated LIBOR rates and replaced them by an alternative interest rate. During 2023, the Group successfully managed the transition of all its contracts to the alternative interest rate benchmark Secured Overnight Financial Rate (SOFR); the IBOR reform exposes the

Notes to the consolidated financial statements (continued)
Group to various risks, which have been closely managed and monitored. These risks include, among others, the following:

•	Conduct risk arising from discussions with clients and market counterparties due to the amendments required to existing contracts necessary to perform the interest rate benchmark reform;

•	Financial risk to the Group and its clients that markets are disrupted due to interest rate benchmark reform giving rise to financial losses;

•	Pricing risk from the potential lack of market information if liquidity in interest rate benchmarks reduces and new alternative interest rates are illiquid and unobservable;

•	Operational risk arising from changes to the Group’s IT systems and processes, also the risk of payments being disrupted if an interest rate benchmark ceases to be available; and

•	Accounting risk if the Group’s hedging relationships fail and from unrepresentative income statement volatility as financial instruments transition to the alternative interest rate benchmark.
As of December 31, 2023, IFS does not have exposure to USD-LIBOR rates. The contracts that referenced USD-LIBOR were entirely migrated to new references, whether to other rates such as SOFR or fixed-rate exchange.
The exposure to the interest rate in the case of Interseguro is shown in Note 29.5(a.3).

(i.3)	Sensitivity to price variati on -
Shares classified as investments at fair value through other comprehensive income, for the years 2023 and 2022, are not considered as part of the investments for interest rate sensitivity calculation purposes. However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before Income Tax and non-controlling interest, as of December 31, 2023 and 2022, is presented below:

	Changes in market price	2023	2022
	%	S/(000)	S/(000)
Sensitivity to market price
Shares	+/-10	44,488	51,288
Shares	+/-25	111,220	128,221
Shares	+/-30	133,463	153,865

(ii)	Foreign exchange risk
The Group is exposed to fluctuations in the exchange rates of the foreign currency prevailing in its financial position and cash flows. Management sets limits on the levels of exposure by currency and total daily and overnight positions, which are monitored daily. Most of the assets and liabilities in foreign currency are stated in US Dollars. Transactions in foreign currency are made at the exchange rates of free market.
As of December 31, 2023, the weighted average exchange rate of free market published by the SBS for transactions in US Dollars was S/3.705 per US$1 bid and S/3.713 per US$1 ask (S/3.808 and S/3.820 as of December 31, 2022, respectively). As of December 31, 2023, the exchange rate for the accounting of asset and liability accounts in foreign currency set by the SBS was S/3.709 per US$1 (S/3.814 as of December 31, 2022).
The table below presents the detail of the Group’s position:

	As of December 31, 2023
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	6,745,220	2,710,275	363,216	9,818,711
Inter-bank funds	55,660	469,255	—	524,915
Financial investments	7,090,138	19,569,726	62,127	26,721,991
Loans, net	14,131,543	32,388,839	—	46,520,382
Due from customers on acceptances	40,565	—	—	40,565
Other accounts receivable and other assets, net	242,935	1,161,624	22	1,404,581
Insurance and reinsurance contract assets	166	26,121	—	26,287

	28,306,227	56,325,840	425,365	85,057,432

Liabilities
Deposits and obligations	18,277,393	30,420,832	490,009	49,188,234
Inter-bank funds	63,081	56,631	—	119,712
Due to banks and correspondents	2,342,325	6,683,605	—	9,025,930
Bonds, notes and other obligations	5,049,942	501,687	—	5,551,629
Due from customers on acceptances	40,565	—	—	40,565
Insurance contract liabilities	3,997,075	8,210,461	—	12,207,536
Other accounts payable, provisions and other liabilities	1,272,832	1,928,716	43	3,201,591

	31,043,213	47,801,932	490,052	79,335,197

Forwards position, net	(631,449)	505,661	125,788	—
Currency swaps position, net	951,864	(951,864)	—	—
Cross currency swaps position, net	2,430,155	(2,430,155)	—	—
Options position, net	(51)	51	—	—

Monetary position, net	13,533	5,647,601	61,101	5,722,235

	As of December 31, 2022
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	10,205,093	2,404,942	583,376	13,193,411
Inter-bank funds	—	296,119	—	296,119
Financial investments	6,860,558	15,884,533	42,507	22,787,598
Loans, net	13,507,125	31,995,873	—	45,502,998
Due from customers on acceptances	45,809	—	—	45,809
Other accounts receivable and other assets, net	303,720	1,131,459	388	1,435,567
Insurance and reinsurance contract assets	1,032	33,021	—	34,053

	30,923,337	51,745,947	626,271	83,295,555

Liabilities
Deposits and obligations	19,187,300	28,843,457	499,951	48,530,708
Inter-bank funds	—	30,012	—	30,012
Due to banks and correspondents	645,706	6,454,940	—	7,100,646
Bonds, notes and other obligations	7,257,098	649,205	—	7,906,303
Due from customers on acceptances	45,809	—	—	45,809
Insurance contract liabilities	4,240,359	6,990,962	—	11,231,321
Other accounts payable, provisions and other liabilities	1,229,952	1,599,519	859	2,830,330

	32,606,224	44,568,095	500,810	77,675,129

Forwards, net position	(1,993,217)	2,074,784	(81,567)	—
Currency swaps, net position	1,384,495	(1,384,495)	—	—
Cross currency swaps, net position	2,354,679	(2,354,679)	—	—
Options, net position	(172)	172	—	—

Monetary position, net	62,898	5,513,634	43,894	5,620,426

As of December 31, 2023, the Group granted indirect loans (contingent operations) in foreign currency for approximately US$741,882,000, equivalent to S/2,751,640,000 (US$614,405,000, equivalent to S/2,343,341,000 as of December 31, 2022); see Note 18.
The Group manages the exchange rate risk through the matching of its assets and liabilities operations, supervising its global exchange position daily. The global exchange position of the Group is equivalent to long positions minus short positions in currencies other than the Sol. The global exchange position includes balance positions (spot) and the positions in derivatives, including the positions of derivatives that have been designated as accounting hedges with the purpose of covering the exposure due to the variation of the exchange rate; see Note10(b). Any depreciation/appreciation of the foreign currency would affect the consolidated statement of income. An imbalance in the monetary position would make the Group’s consolidated statement of financial position vulnerable to the fluctuation of the foreign currency (exchange rate “shock”).
The table below shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2023 and 2022. The analysis determines the effect of a reasonably possible variation of the exchange rate US Dollar to the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Changes in currency rates	2023	2022
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	8,796	8,991
US Dollar	10	17,592	17,982
US Dollar	15	26,388	26,973
Revaluation
US Dollar	5	(8,796)	(8,991)
US Dollar	10	(17,592)	(17,982)
US Dollar	15	(26,388)	(26,973)
The exposure to the interest rate in the case of Interseguro is shown in Note 29.5(a.3).

29.3	Liquidity risk
Liquidity risk consists in the Group’s inability to comply with the maturity of its obligations, thus incurring in losses that significantly
affect its equity position. This risk may arise as a result of various events, such as the unexpected decrease of funding sources and the inability to rapidly settle assets, among others.
The Group has a set of indicators that are controlled and reported daily, which establish the minimum liquidity levels allowed for the short-term and reflect several risk aspects, such as concentration, stability, position by currency, main depositors, etc.
Likewise, the Group assesses medium-term and long-term liquidity through a structural analysis of its funds inflows and outflows in different maturity terms. This process allows to know, for each currency, the various funding sources, how liquidity needs increase and which terms are mismatched. Both for assets and liabilities, assumptions are considered for the operations that do not have determined maturity dates, such as revolving loans, savings and similar ones, as well as contingent liabilities, such as non-used letters of credit or lines of credit. Based on this information, the necessary decisions to maintain target liquidity levels are made.
In the case of Interbank, liquidity is managed by the Vice-Presidency of Capital Markets, which chairs the ALCO Committee, in which positions, movements, indicators and limits on liquidity management are presented. Liquidity risk is supervised by the GIR Committee, defining the risk level that Interbank is willing to take, and the corresponding indicators, limits and controls are reviewed. The Market Risk Division is in charge of tracking said indicators. Interbank takes short-term deposits and transforms them into longer-term loans. Therefore, its exposure to liquidity risk increases. Interbank maintains a set of deposits that are historically renewed or maintained, and represent a stable funding source.
In the case of Interseguro, it is exposed to requirements other than their cash resources, mainly claims resulting from their short-term insurance contracts. The Board of Directors of the company establishes limits on the minimum proportion of the maturity funds available to meet these requirements and in a minimum level of lines of credit that must be available to cover claims at unexpected claim levels.
Regarding long-term insurance contracts, considering the types of products offered and the long-term contractual relationship with clients (the liquidity risk is not material), the emphasis is on sufficient availability of flow of assets, and the term matching of the latter with the liability obligations (mathematical technical reserves), for which there are sufficiency and adequacy indicators.
The exposure to the interest rate in the case of Interseguro is shown in Note 29.5(a.2).
In the case of Inteligo Bank, the Board of Directors has established liquidity levels as to the minimum amount of available funds required to meet such requirements and the minimum level of inter-banking facilities and other loan mechanisms that should exist to cover unexpected withdrawals. Inteligo Bank holds a short-term asset portfolio comprised of loans and investments to ensure sufficient liquidity.
Inteligo Bank’s financial assets include unlisted equity investments, which generally are illiquid. In addition, Inteligo Bank holds investments in closed (unlisted) and open-ended investment funds, which may be subject to redemption restrictions, such as “side pockets” and redemption limits. As a result, Inteligo Bank may not be able to settle some of its investments in these instruments in due time to meet its liquidity requirements.

The following table presents the Group’s undiscounted cash flows payable according to contractual terms agreed (including the payment of future interest):

	As of December 31, 2023
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	36,150,590	4,042,302	6,874,724	1,212,870	1,473,786	49,754,272
Inter-bank funds	119,712	—	—	—	—	119,712
Due to banks and correspondents	1,310,020	1,522,550	2,452,158	3,310,756	1,918,633	10,514,117
Bonds, notes and other obligations	24,108	1,153,716	133,232	4,280,041	428,712	6,019,809
Due from customers on acceptances	7,080	19,300	14,185	—	—	40,565
Insurance and reinsurance contract liabilities	—	—	821,389	2,908,106	20,449,732	24,179,227
Other accounts payable, provisions and other liabilities	1,568,886	144,250	156,571	133,382	1,053,107	3,056,196

Total non-derivative liabilities	39,180,396	6,882,118	10,452,259	11,845,155	25,323,970	93,683,898

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	387,872	479,652	1,261,268	993,514	516,340	3,638,646
Contractual amounts payable (outflow)	387,923	479,288	1,274,079	983,356	514,785	3,639,431

Total	(51)	364	(12,811)	10,158	1,555	(785)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	3,763	4,061	323,273	1,750,880	—	2,081,977
Contractual amounts payable (outflow)	6,215	5,065	390,706	1,759,660	—	2,161,646

Total	(2,452)	(1,004)	(67,433)	(8,780)	—	(79,669)

	As of December 31, 2022
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	36,674,487	1,842,392	6,642,702	1,523,454	2,392,309	49,075,344
Inter-bank funds	30,012	—	—	—	—	30,012
Due to banks and correspondents	693,550	785,085	2,040,127	2,983,773	1,591,843	8,094,378
Bonds, notes and other obligations	2,059,807	1,155	380,495	5,726,366	435,141	8,602,964
Due from customers on acceptances	18,909	4,854	22,046	—	—	45,809
Insurance and reinsurance contract liabilities	—		840,606	2,977,231	20,063,265	23,881,102
Other accounts payable, provisions and other liabilities	1,356,478	204,843	46,535	1,976	923,460	2,533,292

Total non-derivative liabilities	40,833,243	2,838,329	9,972,511	13,212,800	25,406,018	92,262,901

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	583,440	711,292	2,059,478	841,875	344,267	4,540,352
Contractual amounts payable (outflow)	604,526	568,112	2,051,065	1,041,851	354,758	4,620,312

Total	(21,086)	143,180	8,413	(199,976)	(10,491)	(79,960)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	1,712,865	3,289	13,772	432,103	—	2,162,029
Contractual amounts payable (outflow)	1,479,047	5,038	28,784	406,806	—	1,919,675

Total	233,818	(1,749)	(15,012)	25,297	—	242,354

(*)	It includes contracts whose future flows agreed to be exchanged are settled on a net basis (non-delivery) and a gross basis (full-delivery).
(**)	It only includes contracts wh os e future flows agreed to be exchanged are settled on a net basis (non-delivery)
The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2023	2022
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	1,095,339	686,403
From 1 to 3 months	1,062,605	1,358,990
From 3 to 12 months	2,391,145	2,054,523
From 1 to 5 years	193,835	387,431
Over 5 years	556	—

Total	4,743,480	4,487,347

The Group estimates that not all of the contingent loans (indirect) or commitments will be used before the maturity date of the commitments.

The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2023
	Balance as of January 1	Dividends payable	Cash flow	Effect of variation in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	30,012	—	91,245	(1,592)	47	119,712
Bonds, notes and other obligations	7,906,303	—	(2,189,040)	(131,024)	(34,610)	5,551,629
Lease liability related to right-of-use assets	112,581	—	(57,818)	(279)	36,029	90,513
Dividends payable	1,461	516,164	(516,564)	—	(150)	911

Total liabilities for financing activities	8,050,357	516,164	(2,672,177)	(132,895)	1,316	5,762,765

	2022
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	—	—	30,482	(470)	—	30,012
Bonds, notes and other obligations	8,389,672	—	(137,900)	(385,850)	40,381	7,906,303
Lease liability related to right-of-use assets	234,946	—	(62,320)	(2,948)	(57,097)	112,581
Dividends payable	1,219	756,041	(755,706)	—	(93)	1,461

Total liabilities for financing activities	8,625,837	756,041	(925,444)	(389,268)	(16,809)	8,050,357

29.4	Operational risk
Operational risk is the risk of loss arising from systems failure, human error, fraud or external events. When internal controls fail, operational risks can cause damage to reputations, have legal or regulatory implications, or lead to financial loss. The Group cannot expect to eliminate all operational risks, but through a control framework and by monitoring and responding to potential risks, the Group is able to manage these risks. Controls include mainly the segregation of duties, accesses, authorization and reconciliation procedures, staff training and assessment processes, including the review by Internal Audit.
Management has focused its attention on the implementation of a series of measures aimed to ensure the Group’s workers an optimal environment of information technology systems and cybersecurity systems for the execution of their operations within a mixed labor environment (home or office).

29.5	Insurance risk management
The risk under an insurance contract, in any of its various forms, is the possibility that the insured event occurs; therefore, uncertainty is realized in the amount of the resulting claim. Given the nature of the insurance contract, this risk is aleatory, and therefore, unpredictable.
Regarding a portfolio of insurance contracts where the theory of large numbers and probabilities for pricing and provisions is applied, the main risk faced by the insurance business of the Group, managed by Interseguro, is that claims and/or payments of benefits covered by the policies exceed the book value of insurance liabilities. This could happen to the extent that the frequency and/or severity of claims and benefits are higher than estimated. The factors that are considered to perform the assessment of insurance risks are the following:

•	Frequency and severity of claims;

•	Sources of uncertainty in the calculation of payment of future claims;

•	Mortality tables for different coverage plans in the life insurance segment;

•	Changes in market rates of investments that directly affect the discount rates to calculate mathematical reserves; and

•	Specific requirements established by the SBS according to insurance plans.
On the other hand, Interseguro has signed contracts of automatic reinsurance coverage mainly in credit life, retirement and life insurances that protect it from losses due to frequency and severity. The objective of this reinsurance negotiation is that the total net insurance losses do not affect the equity and liquidity of Interseguro. Interseguro’s policy is to sign contracts with companies with international rating determined by SBS rules. Pension contracts do not have reinsurance coverage.

(a)	Life insurance contracts -
Interseguro has developed its insurance underwriting strategy to diversify the type of insurance risks accepted. Factors that aggravate the insurance risk include lack of risk diversification in terms of type and amount of risk and geographic location. The underwriting strategy aims to ensure that underwriting risks are well diversified in terms of type and amount of risk. Underwriting limits serve to implement the selection criteria for appropriate risk. As of December 31, 2023 and 2022, most of the insurance contracts entered into by Interseguro are located in the city of Lima.
The sufficiency of reserves is a principle of insurance management. Technical reserves for claims and premiums are estimated by Interseguro’s actuaries and reviewed by independent experts when deemed necessary.
Interseguro’s Management constantly monitors trends in claims, which allows it to perform estimates of claims incurred but not reported (IBNR) that are supported by recent information.
On the other hand, Interseguro is exposed to the risk that mortality and morbidity rates associated with customers do not reflect the actual mortality and morbidity and may cause the premium calculated for the coverage offered to be insufficient to cover claims. For this reason, Interseguro performs a careful risk selection or underwriting when issuing policies, because by doing so it can classify the degree of risk presented by a proposed insured, analyzing characteristics such as gender, smoking condition, health condition, among others.
In the particular case of pensions, the risk assumed by Interseguro is that the real life expectancy of the insured population is greater than that estimated when determining income, which would mean a deficit of reserves to comply with the payment of pensions.
On the other hand, insurance products do not have particularly relevant terms or clauses that could have a significant impact or represent significant uncertainties over Interseguro’s cash flows.

(a.1)	Insurance risk –
Sensitivity of life insurance contracts and reinsurance contracts -
The following sensitivity analysis shows the impact (gross and net of the reinsurance held) on the contractual service margin (“CSM”), income before taxes and net equity for the reasonably possible movements in the key assumptions, the rest of the assumptions remaining constant. The correlation of the assumptions will have a significant effect on the determination of the final impacts, but to demonstrate the impact resulting from changes in each assumption, the assumptions had to be changed individually. It is worth noting that the movements of these assumptions are non-linear. When options exist, these are the main reason of the sensitivities’ asymmetry. The method used to obtain information of the sensitivity and the significant hypo theses
did not vary regarding the previous period.
Life insurance contracts issued

		2023				2022
	Change in assumptions	Impact on income before taxes, gross of reinsurance	Impact on income before taxes, net of reinsurance	Impact on net equity, gross of reinsurance	Impact on net equity of reinsurance	Impact on income before taxes, gross of reinsurance	Impact on income before taxes, net of reinsurance	Impact on net equity, gross of reinsurance	Impact on net equity of reinsurance
		S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Mortality/morbidity rate	+10%	(13,198)	(12,808)	(5,827)	(5,264)	(14,085)	(13,955)	(4,767)	(4,952)
Longevity	+10%	(210,185)	(210,185)	(172,323)	(172,323)	(197,945)	(197,945)	(130,110)	(130,110)
Expenses	+10%	(32,980)	(32,985)	(28,421)	(28,426)	(37,627)	(37,740)	(29,039)	(29,152)
Expiration and abandonment rate	+10%	11,877	11,699	8,871	8,629	13,773	14,232	5,411	5,897
Mortality/morbidity rate	- 10%	13,048	12,642	6,062	5,488	14,494	14,021	4,995	4,851
Longevity	- 10%	147,670	147,670	114,215	114,215	146,826	146,826	86,496	86,496
Expenses	- 10%	32,960	33,006	28,407	28,453	37,611	37,658	29,024	29,071
Expiration and abandonment rate	- 10%	(12,787)	(12,522)	(9,367)	(9,023)	(14,856)	(14,182)	(5,844)	(5,204)

		2023		2022
	Change in assumptions	Impact on CSM before taxes, gross of reinsurance	Impact on CSM before taxes, net of reinsurance	Impact on CSM before taxes, gross of reinsurance	Impact on CSM before taxes, net of reinsurance
		S/(000)	S/(000)	S/(000)	S/(000)
Mortality/morbidity rate	+10%	(24,696)	(17,314)	(24,079)	(18,190)
Longevity	+10%	(37,318)	(37,318)	(47,424)	(47,424)
Expenses	+10%	(20,613)	(20,608)	(17,552)	(17,439)
Expiration and abandonment rate	+10%	(1,562)	(1,972)	(1,726)	(2,495)
Mortality/morbidity rate	-10%	25,277	18,034	24,135	18,787
Longevity	-10%	77,609	77,609	76,554	76,554
Expenses	-10%	20,591	20,544	17,551	17,504
Expiration and abandonment rate	-10%	1,944	2,375	1,837	1,524

(a.2)	Liquidity risk –
Analysis of maturities of insurance and reinsurance contracts liabilities (present value of the future cash f lows
) –
The following table summarizes the maturity profile of the portfolios of insurance contracts issued and the portfolios of reinsurance contracts held that are liabilities of the Group, based on the estimations of the present value of the future cash flows that are expected to be paid in the following periods:

	2023
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contractual liabilities	849,238	660,864	717,179	751,224	781,239	20,348,966	24,108,710
Life reinsurance contractual liabilities	(27,849)	(577)	(589)	(608)	(626)	(38,029)	(68,278)
Other liabilities	78,253	83,650	118,419	134,337	141,352	858,734	1,414,745

Total	899,642	743,937	835,009	884,953	921,965	21,169,671	25,455,177

	2022
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Life insurance contractual liabilities	874,518	683,879	727,831	772,743	794,191	19,943,775	23,796,937
Life reinsurance contractual liabilities	(33,911)	(336)	(347)	(359)	(373)	(19,305)	(54,631)
Other liabilities	57,085	74,489	81,473	106,116	129,276	810,573	1,259,012

Total	897,692	758,032	808,957	878,500	923,094	20,735,043	25,001,318

Analysis of maturities of financial assets (based on non-discounted contractual cash flows) –
The following table summarizes the maturity profile of the Group’s financial assets in function of the non-discounted contractual cash flows, including interest receivable.

	2023
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	—	—	—	—	—	—	—
Investments at fair value through profit or loss	97	97	97	97	97	2,888	3,373
Debt instruments at fair value through other comprehensive income	1,020,609	969,034	991,445	1,079,552	1,064,316	18,247,679	23,372,635
Investments at amortized cost	—	—	—	—	—	27,201	27,201

Total	1,020,706	969,131	991,542	1,079,649	1,064,413	18,277,768	23,403,209

	2022
	Less than 1 year	From 1 to 2 years	From 2 to 3 years	From 3 to 4 years	From 4 to 5 years	More than 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	—	—	—	—	—	—	—
Investments at fair value through profit or loss	99	99	99	99	99	3,070	3,565
Debt instruments at fair value through other comprehensive income	896,760	940,922	887,257	899,474	982,379	18,010,752	22,617,544
Investments at amortized cost	—	—	—	—	—	—	—

Total	896,859	941,021	887,356	899,573	982,478	18,013,822	22,621,109

(a.3)	Financial risk –
Exchange rate risk –
It is the risk that the fair value of future cash flows of a financial instrument, assets and/or liabilities of insurance contracts may fluctuate due to changes in the exchange rate.
The main operations of the Group are performed in Soles and their exposure to exchange rate risk arises mainly regarding the US Dollar. The Group’s financial assets are mainly denominated in the same currencies as its insurance contracts liabilities.
The Group partially mitigates the foreign currency risk associated with insurance contracts through the holding of reinsurance contracts denominated in the same currencies as its insurance contractual liabilities.
The following table summarizes the financial assets and the insurance contracts assets and liabilities of the Company by main currency:

	2023			2022
	US Dollar	Sol	Total	US Dollar	Sol	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and cash equivalents	48,899	217,411	266,310	419,481	211,676	631,157
Investments at fair value through profit or loss	300,007	7,029	307,036	247,998	11,424	259,422
Debt instruments at fair value through other comprehensive income	4,159,311	8,286,854	12,446,165	3,792,194	7,243,452	11,035,646
Investments at amortized cost	—	23,584	23,584	—	—	—
Insurance contracts assets-
Life insurance issued	—	—	—	—	—	—
Life reinsurance held	166	26,121	26,287	1,032	33,019	34,051
Reinsurance held	—	—	—	—	—	—
Insurance contracts liabilities-
Life insurance issued	3,997,075	8,208,566	12,205,641	4,240,359	6,987,486	11,227,845
Life reinsurance held	—	1,895	1,895	—	3,476	3,476
Reinsurance held	—	—	—	—	—	—

Interest rate risk
It is the risk that the fair value or future cash flows of a financial instrument or insurance or reinsurance contract may fluctuate due to changes in the market interest rates. Instruments at variable interest rates expose the Group to cash flow interest risk, while instruments at fixed interest rates expose the Group to fair value risk. There is not any direct contractual relation between financial assets and insurance contracts. However, the Group’s policy on interest rate risk requires it to manage the scope of the net interest rate risk by keeping an adequate combination of instruments at variable and fixed rates to support the insurance contract liabilities. Said policy also requires it to manage the maturity of financial assets that accrue interest. The Group does not have a significant concentration of the interest rate risk. The Group’s exposure to insurance and reinsurance contracts sensitive to interest rate risk and debt instruments is the following:

	2023	2022
	S/(000)	S/(000)
Insurance contracts assets -
Life insurance issued	—	—
Life reinsurance held	26,287	34,051
Reinsurance held	—	—
Insurance contracts liabilities -
Life insurance issued	12,205,641	11,227,845
Life reinsurance held	1,895	3,476
Reinsurance held	—	—
Debt instruments at fair value through profit or loss	307,036	259,422
Debt instruments at fair value through other comprehensive income	12,446,165	11,035,646
Debt instruments at amortized cost	23,584	—

Total	25,010,608	22,560,440

The following analysis is made for the reasonably possible movements of the key variables, the rest of the variables remaining constant, showing the impact on income before taxes and equity. The correlation of the variables will have a significant effect on the determination of the final impact of the interest rate risk, but to demonstrate the impact due to changes in variables, the variables had to be changed individually. It is worth noting that the movements of these variables are non-linear. The method used to obtain information of the sensitivity and the significant variables did not vary regarding the previous period.

		2023		2022
	Change in basis points	Impact on income before taxes	Impact on equity	Impact on income before taxes	Impact on equity
		S/(000)	S/(000)	S/(000)	S/(000)
Insurance and reinsurance contracts	+100	16,542	1,075,830	15,554	921,286
Debt instruments	+100	(100)	(906,268)	(107)	(796,455)
Insurance and reinsurance contracts	-100	(20,226)	(1,293,888)	(18,703)	(1,096,629)
Debt instruments	-100	115	1,048,722	124	924,796

(b)	Real estate risk management -
Real estate risk is defined as the possibility of losses due to changes or volatility of market prices of properties; see Note 7. Investment properties are held by Interseguro to manage its long-term inflows and match its technical reserves. SBS Resolution No. 2840-2012, dated May 11, 2012, “Regulations on Real Estate Risk Management in Insurance Companies”, requires that insurance companies adequately identify, measure, control and report the real estate risk level they are exposed to.
Additionally, Interseguro has identified the following risks associated with its real estate portfolios:

•	The cost to develop a project may increase if there are delays in the planning process; however, Interseguro receives services from advisors to reduce the risks that may arise in the planning process.

•
A major lessee may become insolvent, thus causing a significant loss in rental income and a reduction in the value of the associated property. To reduce this risk, Interseguro reviews the financial position of all prospective lessees and decides on the appropriate level of safety required, such as lease deposits or guarantees.

•	The fair values of the investment property could be affected by the cash flows generated by the tenants and/or lessees, as well as by the economic conditions of Peru and future expectations.

29.6	Capital management
The Group manages in an active manner a capital base to cover the risks inherent to its activities. Capital adequacy of the Group is monitored by using regulations and ratios established b
y
the diffe
r
ent reg
u
lators.
See
Note 16(f).